Intangible Assets and Work-in-Progress (Details) - Schedule of work-in-progress - TINGO, INC. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets and Work-in-Progress (Details) - Schedule of work-in-progress [Line Items]
January 1, 2021	$ 207,968,849	$ 207,968,849	$ 8,694,244
Additions			200,157,284
Transfer to Capitalization – Site Installations		(191,316,838)
Forex translation difference	(15,256,797,000)	(16,652,011)	(882,679)
Closing balance – December 31, 2021	$ 192,712,052		$ 207,968,849